DEBT	12 Months Ended
Dec. 31, 2025
DEBT

NOTE 11 – CREDIT FACILITY AND OTHER LOANS

Credit facility and other loans consisted of the following at December 31, 2025 and December 31, 2024, in thousands:

	December 31, 2025	December 31, 2024
SAC Leasing G280 LLC credit facility, 12.5% interest, net of deposits	$—	$28,000
Term Loan	—	1,102
Less discounts	—	(247)
Total credit facility, net of discount and deposits	$—	$28,855

SAC Leasing G280 LLC Line of credit

The Company entered into the pre-delivery payment agreement on October 5, 2022, with SAC Leasing G280, LLC to obtain loans in the aggregate amount of $40.5 million for the purchase of four (4) Gulfstream G280 aircraft to be delivered in 2024 and 2025. On August 25, 2023, the Company and SAC Leasing G280, LLC entered into the first amendment to pre-delivery payment agreement. The maturity date of amounts drawn under the SAC Leasing G280 credit facility is the earlier of the delivery date of the aircraft or September 14, 2025, which is thirty-five (35) months from the date of funding. The purchase agreement contracts were assigned to SAC G280 LLC as collateral on this credit facility.

During the year ended December 31, 2022, the Company executed a series of purchase agreements with Gulfstream Aerospace, LP for the acquisition of four (4) Gulfstream G280 aircraft for total consideration of $79.0 million with expected deliveries in 2024 and 2025, of which an aggregate amount of $48.0 million was funded and paid as of December 31, 2024, partially through a credit facility from SAC Leasing G280.

During the year ended December 31, 2024, the Company funded an additional $9.0 million through the SAC Leasing G280 credit facility.

During the twelve months ended December 31, 2025, the Company decreased its SAC leasing G280 line of credit by $28.0 million which was a combination of a repayment in the amount of $10.5 million, with the sale of the second G280 in February 2025 and the deposit release and corresponding pay down of the G280 line of credit of $9.0 million with the delay of the fourth G280 until Q4 2025. In April 2025, the Company repaid the remaining $8.5 million, terminating the credit facility with SAC Leasing G280. The line of credit balance was zero as of December 31, 2025.

The Company incurred zero and $68 thousand of incremental closing costs, which are reported as debt discount against the liability in the consolidated balance sheets as of December 31, 2025, and December 31, 2024, respectively.

During the twelve months ended December 31, 2025 and 2024, the Company amortized to interest expense $247 thousand and $197 thousand of debt discount, respectively.

During the twelve months ended December 31, 2025 and 2024, the Company incurred $641 thousand and $4.2 million of interest, respectively.

OgaraJets

In connection with the purchase and sale of the second G280, the Company entered into a financing agreement with OgaraJets. The Company borrowed $19.6 million from OgaraJets to facilitate the delivery and subsequent sale of the second G280. Upon the sale of the second G280, in February 2025, $19.7 million was repaid to OgaraJets. All transactions occurred during the first quarter of 2025.

In connection with the purchase and sale of the third G280, the Company entered into a financing agreement with OgaraJets. The Company borrowed $17.9 million from OgaraJets to facilitate the delivery and subsequent sale of the third G280. Upon the sale of the third G280 in June 2025, $17.9 million was repaid to OgaraJets. All transactions occurred during the second quarter of 2025.

In connection with the purchase and sale of the fourth G280, the Company entered into a financing agreement with Ogara Jets. The Company borrowed $18.4 million from OgaraJets to facilitate the delivery and subsequent sale of the fourth G280. Upon the sale of the fourth G280, in December 2025, $18.4 million was repaid to Ogara Jets. All transaction occurred during the fourth quarter of 2025.

Term Loan

In July 2024, the Company entered into a business loan and security agreement (the “Loan”) with TVT Capital Sources LLC (the “Lender”), for a term loan in the amount of $4.0 million. Net proceeds of $3.9 million were received by the Company and used to fund operations. The Loan bore interest at an annual percentage rate of 165% and matured on January 28, 2025, with principal and interest payments made weekly.

The Company incurred financing fees of $200 thousand, which were recorded as a direct discount to the debt and were being amortized over the term of the Loan. The Company amortized $36 thousand and $164 thousand of financing fees in the twelve months ended December 31, 2025 and 2024, respectively. The Company recorded $107 thousand and $1.7 million of interest expense related to the Loan in the twelve months ended December 31, 2025 and 2024, respectively.

In November 2024, the Company entered into an agreement with a third party to settle outstanding payables owed by the Company to designated vendors in exchange for a settlement amount in shares of common stock. As of December 31, 2024 in accordance with the agreement, the Company issued 639,720 shares of common stock for the payment of $1.475 million of principal and interest due to the Lender under the Loan and $725 thousand of payables related to a separate vendor. The Company recorded a $2.8 million loss on extinguishment of debt upon the settlement of each issuance equal to the payables less the fair value of the shares calculated as of the closing stock price on the date of settlement.

In February 2025, the Company paid the remaining principal balance due on the Loan of $1.1 million and outstanding interest of $107 thousand.

M2i Global Inc [Member]
DEBT

Note 8 — Debt

Convertible Note Payable

On November 24, 2023, the Company entered into a 10 % convertible note payable agreement with proceeds totaling $250,000, net of an original issuance discount of $20,000. The note, which matures on November 24, 2024, is convertible by the holder at $0.50 per share of common stock for the first six months, then is convertible by the holder at 66% of the lowest traded price of the Company’s common stock for the ten days prior to conversion. The note contains certain default provisions which may increase the balance of the note by up to 150%. On November 22, 2024, the Company entered into an extension of this note payable from November 24, 2024 to May 24, 2025. On May 23, 2025, the Company entered into an extension of this note payable from May 24, 2025 to December 31, 2025. The Company has a supplemental note with the note holder. Conversion features will not be exercised prior to November 28, 2025.

During the fiscal years ending November 30, 2025 and 2024, the Company accrued $27,000, respectively. At the end of fiscal year ending November 30, 2025, the accrued interest payable due on this loan is $54,000.

Notes Payable

During the fiscal year ended November 30, 2023, the Company entered into a loan agreement with the Company’s Executive Chairman. The loan, which bears interest at 7%, is due on demand. During the fiscal years ended November 30, 2025 and 2024, the Executive Chairman loaned the Company $0 and $127,500, respectively. During the fiscal year ended November 30, 2025, the Company repaid $36,050 to the Executive Chairman. At the fiscal years ended November 30, 2025 and 2024, the amount due to the Executive Chairman was $0 and $36,050, respectively. This loan is recorded as a related party loan on the balance sheet. During the fiscal years ended November 30, 2025 and 2024, the Company recorded accrued interest of $17,229 and $31,761, respectively. At the fiscal year ended November 30, 2025, accrued interest payable due to the loans from the Executive Chairman totaled $38,542.

During the fiscal year ended November 30, 2024, the Company entered into a Promissory Note with the former President and CEO who resigned on August 23, 2024 for the amount of $302,960 for payment of accumulated unpaid consultant fees. The note, which bears interest at 8%, is due and payable by October 30, 2025. During the fiscal year ended November 30, 2025, the note and accrued interest were repaid.

During the fiscal year ended November 30, 2025, the Company entered into a financing agreement for payment of D&O insurance. The total note is $102,953 for 10 months. During the fiscal year ended November 30, 2025, the Company paid a downpayment of $15,058 and ten monthly payments of $8,790 each. The note has an interest rate of 10.24%. At November 30, 2025, the remaining balance on the loan is $0.